Earnings Per Share - Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net (loss) income	$ (15,098)	$ 1,358	$ (190,229)	$ (702)
Less: income (loss) allocable to noncontrolling interest	(40)	(174)	(1,262)	(277)
Net (loss) income allocable to common shareholders	(15,058)	1,532	(188,967)	(425)
Numerator- Basic EPS
Net (loss) income allocable to common shareholders	(15,058)	1,532	(188,967)	(425)
Numerator- Diluted EPS
Net (loss) income allocated to common shareholders	$ (15,058)	$ 1,532	$ (188,967)	$ (425)
Weighted average common shares outstanding - Basic	59,413,048	58,819,160	59,096,045	60,673,789
Effect of dilutive securities:	0	0
Weighted average common shares - Diluted	59,413,048	59,137,036	59,096,045	60,673,789
Net (loss)income per share basic	$ (0.25)	$ 0.03	$ (3.2)	$ (0.01)
Net (loss) income per share diluted	$ (0.25)	$ 0.03	$ (3.2)	$ (0.01)
Restricted Stock Units
Numerator- Diluted EPS
Effect of dilutive securities:	0	317,876